INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate			$ (191,925)	$ 215,961	$ (22,023)	$ 114,885
Tax rate difference between foreign operations and U.S.			19,747	(105,068)	(73,374)	(25,627)
Change in valuation allowance			106,869	76,612	287,447	82,139
Permanent difference			39,805	(6,056)	(19,251)	(21,372)
Effective tax	$ (9,245)	$ 67,937	$ (25,504)	$ 181,449	$ 172,799	$ 150,025